DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 29, 2017
DEBT OBLIGATIONS
Schedule of debt obligations, excluding obligations under capital leases

	December 29,	December 30,
	2017	2016
Outstanding borrowings on revolving credit facility	$2,500,000	$—
Outstanding borrowings on delayed draw term loan	—	1,500,000
Notes payable for 360 Energy Engineers, LLC, bearing interest at 4%, payable in monthly principal and interest installments of $88,752 through November 2017.	—	1,031,000
Notes payable for Abacus, bearing interest at 4%, payable in monthly principal and interest installments of $54,281 through January 2017.	—	54,000
Notes payable for insurance, bearing interest at 2.773%, payable in monthly principal and interest installments of $55,868 through October 2016.	—	599,000
Deferred purchase price for the acquisition of substantially all of the assets of Genesys, bearing interest at 0.650%, payable in monthly principal and interest installments of $191,667 through March 2018.	383,000	2,862,000
Total debt obligations	2,883,000	6,046,000
Less current portion	383,000	3,972,000
Debt obligations, less current portion	$2,500,000	$2,074,000

Schedule of principal installments for the Company's debt obligations excluding capital leases

The following table summarizes the combined principal installments for the Company’s debt obligations, excluding capital leases, over the next five years and beyond, as of December 29, 2017:

Fiscal Year:
2018	383,000
2019	—
2020	2,500,000
2021	—
Thereafter	—
$2,883,000